Note 7 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2013	626,400	$1,000,674
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2013	626,400	$1,000,674